Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	2,204,498	981,258
Granted (in shares)	1,151,110	1,613,051
Settled (in shares)	(684,819)	(331,775)
Forfeited (in shares)	(121,250)	(58,036)
Outstanding - ending balance (in shares)	2,549,539	2,204,498
Performance Based Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	3,050,646	939,802
Granted (in shares)	396,900	2,302,300
Settled (in shares)	(153,355)	(15,656)
Forfeited (in shares)	(242,255)	(175,800)
Outstanding - ending balance (in shares)	3,051,936	3,050,646